UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2018

Item #1. Reports to Stockholders.

INDEX	Strategic Global Long/Short Fund

Annual Report to Shareholders

For the Year Ended September 30, 2018

STRATEGIC ASSET MANAGEMENT, LTD	1

Dear Shareholder:

As we look back on the events that transpired in the last year, I would like to share with you the following:

On February 23, 2019 we will reach our third year of operations. Strategic Global Long/Short Fund (SGFAX or the Fund) was launched with the intention of making an investment vehicle available to those investors seeking alternatives and exposure to global markets and most importantly to participate in the markets when the securities go up and try to have some protection when the markets go down. As such, the flexible investment strategy of SGFAX and skepticism to setting specific targets as far as country or asset allocation is one of the key differences in our approach. We at Strategic Asset Management, Ltd. (as advisors to SGFAX) believe that opportunities can be found if there is disciplined patience and diligence.

This year has served a reminder for investors that over the short term, markets are driven by innumerable and often random factors that are almost impossible to predict.

The first quarter of 2018 the US stock market suffered its first major losses since 2016 and the return of market volatility which has been missing for the past years. The market was looking for an excuse to start a sell off and the consequent volatility that comes with it. Many believed and still believe that this could indeed be the end of the nearly decade-long US bull market.

After this turbulent start where the Dow Jones and the S&P went to correction territory (drop of 10% from their peak) technical levels were broken and buyers started to push the market on its way back.

A sharp rebound in the US dollar beginning in April hurt foreign stock returns for dollar based investors, which affected some of the positions at the Fund; in addition to the negative currency effects, emerging markets were buffeted by increasing trade tensions between the United States and its trading partners, China in particular and tightened financial conditions. At the Fund level we were exposed to these moves in currencies which affected our positions negatively.

The winning sector during this period was small-cap stocks driven by the narrative that smaller company profits are less exposed to a strengthening dollar and potential trade wars.

The Fund’s portfolio turnover ratio was 497.43% which reflects the volume and frequency with which trades are placed. We believe that given the dynamic conditions nowadays in the world, daily monitoring (and often trading) of the portfolio needs to take place to account for political, social and economic factors. One important factor of frequent trading is directly related to the fluctuations in exchange rates that the currencies from the different Regions undergo – often times as a

STRATEGIC ASSET MANAGEMENT, LTD	2

response to funds flowing in (via commodities purchased for example) while other times more as a result of monetary policy being applied.

For comparison purposes we have been using different Indexes such as Dow Jones, S&P 500, MSCI Emerging Market index, Euro 600, Nikkei 225 (Japan) and the Shanghai Stock Exchange (China). The Fund had a negative performance during the analysis period and underperformed most of the Indexes but the MSCI Emerging Market Indexes and the Shanghai Stock Exchange Index (China).

The SGFAX Fund had a -1.60% return during this period way below the US returns which on average were between 8%-10%. The Emerging Market indexes and the China index delivered a performance of -12% and the Eurozone (600) had a 1.40%.

We understand that geopolitical conflicts, in general, rattle financial markets, if we add fears of a global trade war (not only a USA-China trade war) we are in a delicate scenario which creates a lot of uncertainty. We witnessed and likely will continue seeing more twists and turns before things become any clearer, and nobody knows how it will play out.

We cannot dismiss the potential for a severely negative shorter to medium term shock to the global economy, even without the trade war. The negative impact on business and consumer confidence and spending from the uncertainty is a current risk to the remaining longevity of the current economic cycle.

Market corrections and bear markets inevitably happen. An investor must be able to withstand these drops and stick to a long term plan. We as the advisor of the Fund, intend to stick with our long-term strategic portfolio allocation, and with disciplined rebalancing. It is our objective to maintain a longer full market cycle perspective, not overreact to short term performance swings, daily news flow, and other emotional/behavioral factors. Within a diversified total portfolio, we believe the Equity and alternative strategies (shorts, derivatives) can play important roles.

Geopolitical risk has been the major concern to the financial markets in the past year and the current one. Political tensions between the U.S. and Korea brought volatility to the markets in 2017. A trade war between the United States, China and other countries, brought and keeps bringing volatility to the markets now. If we add the increase in interest rates to the equation a perfect storm starts to build; however, these events could be seen as an opportunity for all the cash that we have been holding. We need to be disciplined and very selective on picking sectors which might have a long term potential.

Definitively markets are adjusting to the aggressive trade war imposed by U.S. President Donald Trump. The challenging questions to answer are how much further trade tensions will rise and their impact on trade, economic growth, corporate profits and inflation. Wage pressures in the U.S. are finally picking up and this is being reflected in a slightly more aggressive outlook for the Fed.

STRATEGIC ASSET MANAGEMENT, LTD	3

We look forward to providing our investors with prudent risk management, always paying attention to our downside. We will continue monitoring on a daily basis our positions, managing risk and looking for opportunities on either side of the cycle.

We appreciate you being a shareholder!

Sincerely,

Mauricio Alvarez
Portfolio Manager of Strategic Global Long Short Fund & C.E.O. of Strategic Asset Management, Ltd.
La Paz, Bolivia

The views in this letter were as of September 30, 2018 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Mutual fund investing involves risk, including the potential loss of principal. Small- and mid-cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return. For a complete description of risks associated with the Fund please refer to the prospectus.

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Stated performance in the Fund was achieved at some or all points during the period by Strategic Asset Management, Ltd (“SAM”), the investment advisor to the Fund. SAM waived or reimbursed part of the Fund’s total expenses. Had SAM not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2018 and are subject to change at any time.

	Class A Shares

	Total Return	Average Annual Return

	One Year Ended	Since Inception
	9/30/18	2/23/2016 to 9/30/2018

Strategic Global Long/Short Fund
without load	(2.88%)	0.81%
with load	(7.74%)	(1.15%)
MSCI EM Index	(3.13%)	14.02%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 833 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Returns do not include dividends and distributions and are expressed in US$.

Strategic Global Long/Short Fund
Portfolio Composition as of
September 30, 2018

Holdings By Industry/Asset Class	% of Net Assets

Consumer Discretionary	6.56%
Consumer Staples	2.36%
Corporate Bonds	27.95%
Money Market Funds	42.75%
Energy	5.71%
Exchange Traded Funds	3.07%
Finance	7.11%
Materials	4.61%
Treasury Bills	16.79%

116.91%

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

		Fair
	Par/Shares	Value

CORPORATE BONDS – 27.95%

ARGENTINA – 3.99%
Argentina, 5.625% 1/26/2022	250,000	$225,937
Banco Hipotecario SA, 9.750% 11/30/2020	250,000	248,750

		474,687

BRAZIL – 8.83%
Banco BTG Pactual, 4.000% 1/16/2020	300,000	295,878
Banco Votorantim, 7.375% 1/21/2020	200,000	207,250
Petrobras Global Finance, 6.125% 1/17/2022	68,000	70,370
Petrobras Global Finance, 4.375% 5/20/2023	500,000	476,150

		1,049,648

EL SALVADOR – 1.71%
Agricola Senior Trust 6.750% 6/18/2020	200,000	203,648

GERMANY – 1.65%
Deutsche Bank NY, 3.510% 11/16/2022 - 3 month Libor 1.19%	200,000	196,253

GREAT BRITAIN – 1.05%
Barclays Bank PLC, 9.000% 4/9/2021	12,500	125,131

GUATEMALA – 1.71%
Agromercantil Senior Tr 4/10/2019 6.250% Ser REGS 4/10/2019	200,000	202,498

MEXICO – 4.03%
Credito Real SAB DE CV, 7.250% 7/20/2023	250,000	254,950
Financiera Independ 8.000% 7/19/2024	250,000	224,377

		479,327

PANAMA – 1.67%
Global Bank Corp., 4.500% 10/20/2021	200,000	198,700

SWITZERLAND – 0.73%
Credit Suisse AG 11.000% 3/21/2019	10,000	86,400

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2018

		Fair
	Par/Shares	Value

UNITED STATES – 2.58%
SESI LLC, 7.125% 12/15/2021	150,000	$152,475
Whiting Pete Corp NE, 5.750% 3/15/2021	150,000	154,312

		306,787

TOTAL CORPORATE BONDS – 27.95%
(Cost: $3,389,432 )		3,323,079

COMMON STOCK – 26.35%

BELGIUM –2.36%
Anheuser-Busch InBev SA ADR	3,200	280,224

CHINA – 3.61%
Alibaba Group Holding Ltd ADR*	2,600	428,376

GREAT BRITAIN – 0.03%
Barclays PLC ADR	431	3,857

MEXICO – 4.61%
Cemex SAB de CV ADR* **	77,900	548,416

SPAIN – 3.11%
Banco Santander SA ADR**	73,953	369,765

UNITED STATES – 12.63%
Ford Motor Co.	38,000	351,500
Goldman Sachs Group, Inc.	2,100	470,904
Haliburton Co.	9,300	376,929
Schlumberger Ltd.	2,500	152,300
The Williams Companies, Inc.	5,500	149,545

		1,501,178

TOTAL COMMON STOCKS – 26.35%
(Cost: $3,182,512)		3,131,816

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2018

		Fair
	Par/Shares	Value

EXCHANGE TRADED FUNDS – 3.07%
iShares MSCI Europe Financials ETF	18,000	$365,040

TOTAL EXCHANGE TRADED FUNDS – 3.07%
(Cost: $404,540)		365,040

SHORT TERM INVESTMENTS – 59.54%

MONEY MARKET FUNDS – 42.75%
UMB Money Market Fund - 0.0685%(A)	3,933,112	3,933,112
Morgan Stanley Institutional Liquidity Fund - 1.94%(A)	1,147,838	1,147,838

		5,080,950

U.S. GOVERNMENT SECURITIES – 16.79%
MATURES IN LESS THAN 1 YEAR
U.S. Treasury Bill, Matures October 25, 2018**	1,000,000	998,859
U.S. Treasury Bill, Matures November 29, 2018**	1,000,000	996,530

		1,995,389

TOTAL SHORT TERM INVESTMENTS – 59.54%
(Cost: $7,076,581)		7,076,339

TOTAL INVESTMENTS – 116.91%
(Cost: $14,053,065)		13,896,274
Liabilities, in excess of other assets – (16.91)%		(2,010,252)

NET ASSETS – 100.00%		$11,886,022

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS – continued
September 30, 2018

		Notional	Exercise	Expiration	Fair
	Contracts	Amount	Price	Date	Value

OPTIONS WRITTEN*** – (0.06%)

PUT OPTIONS WRITTEN – (0.06)%
Blackrock, Inc.	5	$ 235,665	$472.50	10/12/18	$(3,070)
Comerica Inc.	25	225,500	$90.00	10/19/18	(4,500)

TOTAL PUT OPTIONS WRITTEN
(Premiums received: $(5,683))					(7,570)

TOTAL OPTIONS WRITTEN – (0.06%)
(Premiums received: $(5,683))					$(7,570)

*Non-income producing.
**All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $2,689,770.
***Counterparty information is not required for exchange traded or centrally cleared options.
(A) Effective 7 day yield as of September 30, 2018
ADR – Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2018

ASSETS
Investments at fair value (identified cost of $14,053,065) (Note 1)	$13,896,274
Cash deposits with brokers for securities sold short	222,800
Dividends and interest receivable	45,240
Withholding tax reclaim	864
Receivable from investment manager	84
Prepaid expenses	455

TOTAL ASSETS	14,165,717

LIABILITIES
Due to broker for borrowings	2,113,418
Payable for investments purchased	149,848
Written put options sold short at fair value (identified proceeds of $5,683)	7,570
Accrued 12b-1 fees	1,437
Accrued custody fees	1,740
Accrued accounting fees	3,628
Accrued administration and transfer agent fees	1,999
Other accrued expenses	55

TOTAL LIABILITIES	2,279,695

NET ASSETS	$11,886,022

Net Assets Consist of:
Paid-in-capital applicable to 1,215,297 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$11,940,061
Accumulated net realized gain (loss) on investments	104,639
Net unrealized appreciation (depreciation) of investments	(158,678)

Net Assets	$11,886,022

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$11,886,022
Shares Outstanding	1,215,297
Net Assets Value and Redemption Price Per Share	$9.78

Redemption Price Per Share**	$9.58

Maximum Offering Price Per Share*	$10.29

*Includes maximum offering price per share with sales charge of 5.00% **Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
STATEMENT OF OPERATIONS
Year ended September 30, 2018

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $3,778)	$85,159
Interest	187,998
Miscellaneous income (loss)	(427)

Total investment income	272,730

EXPENSES
Investment management fees (Note 2)	132,261
12b-1 fees (Note 2)	30,060
Recordkeeping and administrative services (Note 2)	29,999
Accounting fees	44,917
Custody fees	5,361
Transfer agent fees (Note 2)	15,020
Professional fees	38,284
Filing and registration fees	1,192
Trustee fees	5,460
Compliance fees	7,000
Shareholder servicing and reports	9,710
Insurance	3,144
Interest expense and fees	97,886
Other	14,066

Total expenses	434,360
Management fee waivers and reimbursed expenses (Note 2)	(102,013)

Net Expenses	332,347

Net investment income (loss)	(59,617)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	557,892
Net realized gain (loss) on short positions	35,137
Net realized gain (loss) on options	3,960
Net realized gain (loss) on options written	238,049

Total net realized gain (loss)	835,038

Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,119,392)
Net increase (decrease) in unrealized appreciation (depreciation) on options written	(7,692)

Total net increase (decrease) in unrealized appreciation (depreciation)	(1,127,084)

Net realized and unrealized gain (loss) on investments	(292,046)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(351,663)

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended September 30,

	2018	2017

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(59,617)	$(168,159)
Net realized gain (loss) on investments, options written and short positions	835,038	(672,462)
Net increase (decrease) in unrealized appreciation (depreciation) of investments
options written and short positions	(1,127,084)	1,239,853

Increase (decrease) in net assets from operations	(351,663)	399,232

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	–	(434,522)

Decrease in net assets from distributions	–	(434,522)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	5,611	2,005,711
Distributions reinvested	–	434,522
Shares redeemed	(561)	–

Increase (decrease) in net assets from capital stock transactions	5,050	2,440,233

NET ASSETS
Increase (decrease) during year	(346,613)	2,404,943
Beginning of year	12,232,635	9,827,692

End of year**	$11,886,022	$12,232,635

**Includes undistributed net investment income (loss) of:	$–	$–

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
STATEMENT OF CASH FLOWS
Year ended September 30, 2018

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(351,663)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(30,562,630)
Proceeds from disposition of investment securities	29,935,186
Proceeds from short sales	4,675,110
Purchase of short securities	(4,328,149)
Proceeds of short-term securities, net	1,702,860
Decrease (increase) in deposits with brokers for securities sold short	(222,800)
Decrease (increase) in receivable from investment manager	40
Decrease (increase) in dividends and interest receivable	(8,359)
Decrease (increase) in receivable for tax reclaims	209
Decrease (increase) in prepaid assets	1,304
Increase (decrease) in due to broker for borrowings	200,128
Increase (decrease) in payable for securities purchased	(1,266,774)
Increase (decrease) in other accrued expense	2,421
Amortization of premium (discount) - net	(16,808)
Unrealized depreciation on investments	1,127,084
Net realized loss from investments	(892,218)

Net cash provided by operating activities	(5,059)

Cash flows from financing activities:
Proceeds from shares sold	5,619
Payments on shares redeemed	(560)

Net cash used in financing activities	5,059

Net increase (decrease) in cash	–

Cash:
Beginning balance	–

Ending balance	$–

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	Year ended		Period
	September 30,		February 23, 2016*

	2018	2017	to September 30, 2016

Net asset value, beginning of period	$10.07	$10.17	$10.00

Investment activities
Net investment income (loss)(1)	(0.05)	(0.16)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.24)	0.51	0.22

Total from investment activities	(0.29)	0.35	0.17

Distributions
Net investment income	–	–	–
Net realized gain	–	(0.45)	–

Total distributions	–	(0.45)	–

Paid-in capital from redemption fees	–	–	–

Net asset value, end of period	$9.78	$10.07	$10.17

Total Return	(2.88% )	3.40%	1.70%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.61%	3.71%	2.80%	**
Expenses, net of waiver^	2.76%	2.70%	1.95%	**
Net investment income (loss)	(0.50% )	(1.61% )	(0.84%	)**
Portfolio turnover rate	497.43%	256.93%	342.24%	***
Net assets, end of period (000’s)	$11,886	$12,233	$9,828

(1) Per share amounts calculated using the average share method.
* Commencement of operations.
** Annualized
*** Not annualized
^ Expenses net of waiver and interest expense was 1.95%, 1.95% and 1.95% for the years ended September 30, 2018 and 2017 and for the period February 23, 2016 to September 30, 2016, respectively.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Strategic Global Long/Short Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund is a diversified open-end management company. The Fund was established on February 23, 2016.

The investment objective of the Fund is to provide long term capital appreciation and income generation. A secondary objective is to seek to preserve capital in down markets.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sales price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

		Level 2
		Other
	Level 1	Significant
	Quoted	Observable
	Prices	Inputs	Total

Corporate Bonds	$–	$3,323,079	$3,323,079
Common Stocks	3,131,816	–	3,131,816
Exchange Traded Funds	365,040	–	365,040
Short Term Investments	7,076,339	–	7,076,339

	$10,573,195	$3,323,079	$13,896,274

Put Option Written	(7,570)	–	(7,570)

	$(7,570)	$–	$(7,570)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

There were no transfers into or out of any levels during the year ended September 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended September 30, 2018.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded elated to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2018, such classifications decreased paid-in-capital by $59,617, decreased accumulated net investment loss by $59,617.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At September 30, 2018, the value of securities sold short against collateral was as follows:

	Collateral of	Segregated	Securities
Securities	Cash and	Cash of	Held of
Sold Short	Securities	Collateral	Collateral

$–	$2,912,570	$222,800	$2,689,770

The collateral includes certain long-term and short-term investments held long as shown in the Schedule of Investments.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at September 30, 2018 is as follows:

Fair Value
Liability
Derivative	Derivatives

Written Options – Put	$(7,570)*

* Statement of Assets and Liabilities location: Written put options sold short.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended September 30, 2018 is as follows:

		Change in Unrealized
		Appreciation
	Realized Gain (Loss) On	(Depreciation) on
	Derivatives	Derivatives
Derivative	Recognized in Income*	Recognized in Income**

Options – Put	$3,960	$–
Written Options – Put	207,163	(7,692)
Written Options – Call	30,886	–

* Statement of Operations location: Net realized gain (loss) on options and options written.
** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options and options written.

The previously disclosed derivative instruments outstanding as of September 30, 2018, and their effect on the Statement of Operations for the year ending September 30, 2018, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the year:

Average notional value of:
Written Options: $602,061

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Strategic Asset Management, Ltd (“SAM”), provides investment services for an annual fee of 1.10% of average daily net assets of the Fund.

SAM received, waived and reimbursed expenses for the year ended September 30, 2018 as follows:

Management Fee	Management Fee	Expenses
Earned	Waived	Reimbursed

$132,261	$102,013	$–

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses, dividend expense on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2020. Each waiver or reimbursement of an expense by SAM is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable reimbursements as of September 30, 2018 are as follows:

Recoverable Reimbursements and Expiration Date

2019	2020	2021	Total

$50,979	$105,451	$102,013	$258,443

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Fund in consideration for distribution related services.

Shareholder Servicing Plan

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

For the year ended September 30, 2018, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$30,060
Class A	Shareholder Services	–

First Dominion Capital Corp. (the “FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. FDCC received no fees for services relating to distribution for the year ended September 30, 2018.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2018, the following fees were earned:

Administration	Transfer Agent

$29,999	$15,020

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively,

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2018, were as follows:

Purchases	Sales

$30,562,630	$29,935,186

The above amounts do not include the following:

Proceeds from short sales	Sales of Short Securities

$4,299,032	$4,334,169

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2018 and the year ended September 30, 2017 was as follows:

	Year ended	Year ended
	September 30, 2018	September 30, 2017

Distributions paid from:
Ordinary income	$–	$434,522

As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated net realized gain (loss)	$104,639
Net unrealized appreciation (depreciation) on investments	(158,678)

$(54,039)

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Total
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$14,047,382	$125,034	$(283,712)	$(158,678)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Year ended	Year ended
	September 30, 2018	September 30, 2017

Shares sold	564	205,518
Shares reinvested	–	42,811
Shares redeemed	(56)	–

Net increase (decrease)	508	248,329

NOTE 6 – RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. The Fund could at any given time borrow securities in an amount of up to 40% of the Fund’s net assets and sell them with the view that the value of those positions will decline.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO FINANCIAL STATEMENTS – continued
September 30, 2018

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. During the year ended September 30, 2018, the Fund had an outstanding average daily balance of $2,074,455, a weighted interest rate of 2.38% and paid $97,886 in interest expense and fees. The maximum amount outstanding during the year ended September 30, 2018 was $2,117,218. At September 30, 2018, the Fund had $2,113,418 in borrowings outstanding which is included in “Due to broker for borrowings” in the Statement of Assets and Liabilities.

In the normal course of business, the Fund may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by the Fund.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Strategic Global Long/Short Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Strategic Global Long/Short Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and for the period February 23, 2016 (commencement of operations) through September 30, 2016 , and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
November 29, 2018

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES
NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (63) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	54	None
Mary Lou H. Ivey (60) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	54	None
Theo H. Pitt, Jr. (82) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	54	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David A Bogaert (55) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (54) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
Ann T. MacDonald (63) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
John H. Lively (49) Secretary	Indefinite, Since November 2013	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.	N/A	N/A
Tina H Bloom (50) Assistant Secretary	Indefinite, Since November 2018	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2011-2017.	NA	NA

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Bo James Howell (37) Assistant Secretary	Indefinite, Since November 2018	Attorney, Practus, LLP (law firm), May 2018 to present; Founder, CCO Technology, June 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.	NA	NA
Holly B. Giangiulio (55) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (49) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since. March 2007.	N/A	N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

STRATEGIC GLOBAL LONG/SHORT FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2018, and held for the six months ended September 30, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In

STRATEGIC GLOBAL LONG/SHORT FUND – continued
FUND EXPENSES (unaudited)

addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Annualized Expense Ratio	Expenses Paid During the Six Months Ended* (9/30/18)
Class A Actual	$1,000	$ 986.88	1.95%	$9.71
Class A Hypothetical**	$1,000	$1,015.25	1.95%	$9.85

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

** 5% return before expenses.

Investment Adviser:
Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, PA 19102-2529

Transfer Agent and Administrator:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
PractusTM LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:
UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,000 for 2018 and $16,000 for 2017.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2018 and $2,500 for 2017.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2018 and $0 for 2017.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Strategic Global Long/Short Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: December 6, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: December 6, 2018

* Print the name and title of each signing officer under his or her signature.